Note G - Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 221935537 001 [Member]
Notes to Financial Statements
EBP, Subsequent Event [Text Block]

NOTE G – SUBSEQUENT EVENTS

The Plan Administrator has evaluated all subsequent events through June 23, 2026, the date the financial statements were available to be issued, noting no other events that would require adjustments to, or disclosure in, the Plan’s financial statements.